FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - Crude Oil Instruments (Details) - Crude oil	12 Months Ended
Dec. 31, 2019 bbl / d $ / bbl
Risk Management
Total average deferred premium on outstanding hedges	1.69
Jan 1, 2020 - Jan 31, 2020, WTI | Swap
Risk Management
Volume | bbl / d	5,000
Weighted average price	57.05
Jan 1, 2020 - Jan 31, 2020 WCS | Differential swap
Risk Management
Volume | bbl / d	1,000
Weighted average price (negative price)	(19.25)
Feb 1, 2020 - Mar 31, 2020 WTI | Swap
Risk Management
Volume | bbl / d	10,000
Weighted average price	54.56
Feb 1, 2020 - Mar 31, 2020 WTI | Differential swap
Risk Management
Volume | bbl / d	1,000
Weighted average price (negative price)	(19.25)
Apr 1, 2020 - Jun 30, 2020 WTI | Swap
Risk Management
Volume | bbl / d	12,000
Weighted average price	55.23
Jul 1, 2020 - Sep 30, 2020 WTI | Swap
Risk Management
Volume | bbl / d	2,000
Weighted average price	57.18
Purchased | Jan 1, 2020 - Jan 31, 2020, WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price	57.50
Purchased | Jan 1, 2020 - Jan 31, 2020, WTI | Brent Swap
Risk Management
Volume | bbl / d	4,400
Weighted average price (negative price)	(8.03)
Purchased | Feb 1, 2020 - Mar 31, 2020 WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price	57.50
Purchased | Feb 1, 2020 - Mar 31, 2020 WTI | Brent Swap
Risk Management
Volume | bbl / d	4,400
Weighted average price (negative price)	(8.03)
Purchased | Apr 1, 2020 - Jun 30, 2020 WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price	57.50
Purchased | Apr 1, 2020 - Jun 30, 2020 WTI | Brent Swap
Risk Management
Volume | bbl / d	4,400
Weighted average price (negative price)	(8.03)
Purchased | Jul 1, 2020 - Sep 30, 2020 WTI | Put
Risk Management
Volume | bbl / d	21,000
Weighted average price	57.20
Purchased | Jul 1, 2020 - Sep 30, 2020 WTI | Brent Swap
Risk Management
Volume | bbl / d	4,400
Weighted average price (negative price)	(8.03)
Purchased | Oct 1, 2020 - Dec 31, 2020 WTI | Put
Risk Management
Volume | bbl / d	21,000
Weighted average price	57.20
Purchased | Oct 1, 2020 - Dec 31, 2020 WTI | Brent Swap
Risk Management
Volume | bbl / d	4,400
Weighted average price (negative price)	(8.03)
Sold | Jan 1, 2020 - Jan 31, 2020, WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price	46.88
Sold | Jan 1, 2020 - Jan 31, 2020, WTI | Brent Swap
Risk Management
Volume | bbl / d	4,400
Weighted average price (negative price)	(3.98)
Sold | Feb 1, 2020 - Mar 31, 2020 WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price	46.88
Sold | Feb 1, 2020 - Mar 31, 2020 WTI | Brent Swap
Risk Management
Volume | bbl / d	4,400
Weighted average price (negative price)	(3.98)
Sold | Apr 1, 2020 - Jun 30, 2020 WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price	46.88
Sold | Apr 1, 2020 - Jun 30, 2020 WTI | Brent Swap
Risk Management
Volume | bbl / d	4,400
Weighted average price (negative price)	(3.98)
Sold | Jul 1, 2020 - Sep 30, 2020 WTI | Put
Risk Management
Volume | bbl / d	21,000
Weighted average price	47.14
Sold | Jul 1, 2020 - Sep 30, 2020 WTI | Call
Risk Management
Volume | bbl / d	5,000
Weighted average price	65.00
Sold | Oct 1, 2020 - Dec 31, 2020 WTI | Put
Risk Management
Volume | bbl / d	21,000
Weighted average price	47.14
Sold | Oct 1, 2020 - Dec 31, 2020 WTI | Call
Risk Management
Volume | bbl / d	5,000
Weighted average price	65.00